Significant Accounting Policies (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Significant accounting policies
Low value assets		€ 1
Vesting period	4 years	4 years
Cliff vesting basis
Significant accounting policies
Vesting period		12 months
Graded vesting basis
Significant accounting policies
Vesting period		36 months
Minimum
Significant accounting policies
Lease term		2 years
Maximum
Significant accounting policies
Lease term		9 years